Quarterly Holdings Report
for
Fidelity Managed Retirement 2015 Fund℠
October 31, 2024
RW34-NPRT1-1224
1.858597.118
Bond Funds - 68.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	89,874	876,268
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	19,518	149,703
Fidelity Series Corporate Bond Fund (a)	45,364	422,792
Fidelity Series Emerging Markets Debt Fund (a)	3,642	29,100
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	944	8,676
Fidelity Series Floating Rate High Income Fund (a)	609	5,478
Fidelity Series Government Bond Index Fund (a)	72,528	662,907
Fidelity Series High Income Fund (a)	3,418	29,599
Fidelity Series International Credit Fund (a)	305	2,542
Fidelity Series International Developed Markets Bond Index Fund (a)	24,931	218,396
Fidelity Series Investment Grade Bond Fund (a)	63,824	638,879
Fidelity Series Investment Grade Securitized Fund (a)	45,745	406,677
Fidelity Series Long-Term Treasury Bond Index Fund (a)	26,720	148,297
Fidelity Series Real Estate Income Fund (a)	540	5,421
Fidelity Series Treasury Bill Index Fund (a)	10,951	108,854
TOTAL BOND FUNDS (Cost $4,020,998)		3,713,589

Domestic Equity Funds - 13.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	8,853	162,358
Fidelity Series Commodity Strategy Fund (a)	143	12,473
Fidelity Series Large Cap Growth Index Fund (a)	4,435	105,278
Fidelity Series Large Cap Stock Fund (a)	4,199	96,794
Fidelity Series Large Cap Value Index Fund (a)	11,953	202,599
Fidelity Series Small Cap Core Fund (a)	4,319	52,524
Fidelity Series Small Cap Opportunities Fund (a)	1,513	22,514
Fidelity Series Value Discovery Fund (a)	4,357	71,635
TOTAL DOMESTIC EQUITY FUNDS (Cost $491,221)		726,175

International Equity Funds - 17.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,367	54,515
Fidelity Series Emerging Markets Fund (a)	7,684	72,073
Fidelity Series Emerging Markets Opportunities Fund (a)	14,887	288,504
Fidelity Series International Growth Fund (a)	6,944	128,048
Fidelity Series International Index Fund (a)	3,885	48,875
Fidelity Series International Small Cap Fund (a)	4,335	77,333
Fidelity Series International Value Fund (a)	9,971	128,430
Fidelity Series Overseas Fund (a)	9,077	127,617
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $731,286)		925,395

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $33,729)	3,416	34,129

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $36,920)	4.91	36,920	36,920

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,314,154)	5,436,208
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,210)
NET ASSETS - 100.0%	5,433,998

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	827,592	77,296	33,780	4,770	132	5,028	876,268
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	156,268	4,313	9,399	1,160	(1,267)	(212)	149,703
Fidelity Series Blue Chip Growth Fund	164,978	22,913	19,021	14,288	(536)	(5,976)	162,358
Fidelity Series Canada Fund	50,838	4,138	1,793	-	252	1,080	54,515
Fidelity Series Commodity Strategy Fund	46,407	1,460	34,280	1,205	(15,752)	14,638	12,473
Fidelity Series Corporate Bond Fund	435,559	17,275	29,298	4,861	(615)	(129)	422,792
Fidelity Series Emerging Markets Debt Fund	28,748	1,187	1,128	283	17	276	29,100
Fidelity Series Emerging Markets Debt Local Currency Fund	9,149	156	786	-	38	119	8,676
Fidelity Series Emerging Markets Fund	70,737	5,427	5,731	-	238	1,402	72,073
Fidelity Series Emerging Markets Opportunities Fund	283,344	25,221	28,925	-	733	8,131	288,504
Fidelity Series Floating Rate High Income Fund	5,484	358	370	126	-	6	5,478
Fidelity Series Government Bond Index Fund	674,695	30,190	36,982	5,734	160	(5,156)	662,907
Fidelity Series Government Money Market Fund	33,785	4,312	1,177	455	-	-	36,920
Fidelity Series High Income Fund	29,711	1,072	1,631	470	12	435	29,599
Fidelity Series International Credit Fund	2,487	22	-	22	-	33	2,542
Fidelity Series International Developed Markets Bond Index Fund	216,649	7,635	7,631	816	120	1,623	218,396
Fidelity Series International Growth Fund	127,469	8,263	7,014	-	520	(1,190)	128,048
Fidelity Series International Index Fund	47,992	3,836	2,210	-	340	(1,083)	48,875
Fidelity Series International Small Cap Fund	82,363	1,823	5,562	-	438	(1,729)	77,333
Fidelity Series International Value Fund	126,743	8,878	4,966	-	790	(3,015)	128,430
Fidelity Series Investment Grade Bond Fund	658,088	24,283	39,219	6,976	407	(4,680)	638,879
Fidelity Series Investment Grade Securitized Fund	425,696	16,045	30,691	4,503	(674)	(3,699)	406,677
Fidelity Series Large Cap Growth Index Fund	105,432	7,206	12,081	-	68	4,653	105,278
Fidelity Series Large Cap Stock Fund	97,026	9,994	9,532	4,980	402	(1,096)	96,794
Fidelity Series Large Cap Value Index Fund	199,472	14,347	16,548	-	560	4,768	202,599
Fidelity Series Long-Term Treasury Bond Index Fund	156,643	4,581	9,811	1,341	(1,571)	(1,545)	148,297
Fidelity Series Overseas Fund	126,667	10,173	5,849	-	1,135	(4,509)	127,617
Fidelity Series Real Estate Income Fund	5,424	238	334	83	4	89	5,421
Fidelity Series Short-Term Credit Fund	34,257	1,039	1,271	357	9	95	34,129
Fidelity Series Small Cap Core Fund	49,536	8,837	4,677	-	(67)	(1,105)	52,524
Fidelity Series Small Cap Opportunities Fund	31,085	2,974	9,150	2,126	3,490	(5,885)	22,514
Fidelity Series Treasury Bill Index Fund	101,631	10,761	3,535	1,310	1	(4)	108,854
Fidelity Series Value Discovery Fund	69,851	5,268	4,958	-	165	1,309	71,635
	5,481,806	341,521	379,340	55,866	(10,451)	2,672	5,436,208

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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